Shareholder Report, Holdings (Details) - C000255581 [Member]	May 31, 2026
Invesco Solar ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
VanEck Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
ARK Innovation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
iShares US Telecommunications ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
State Street Health Care Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
State Street Consumer Discretionary Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
State Street Financial Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Global X Uranium ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
U.S. Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.10%
Global Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
U.S. Treasury ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%